Intangible assets, net and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Analysis of Intangible Assets

An analysis of intangible assets at December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31, 2015
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	174,795,094	Ps.	19,507,462	Ps.	448,364	Ps.	1,109,172	Ps.	—	Ps.	(20,564,317)	Ps.	175,295,775
Accumulated amortization		(91,231,249)		—		—		(25,976)		(7,419,551)		13,830,252		(84,846,524)

Net		83,563,845		19,507,462		448,364		1,083,196		(7,419,551)		(6,734,065)		90,449,251

Trademarks		22,274,991		—		252,728		207,251		—		89,043		22,824,013
Accumulated amortization		(10,829,402)		—		—		—		(936,606)		242,301		(11,523,707)

Net		11,445,589		—		252,728		207,251		(936,606)		331,344		11,300,306

Customer relationships		15,306,167		—		949,915		791,548		—		1,346,777		18,394,407
Accumulated amortization		(485,951)		—		—		—		(3,452,760)		(24,164)		(3,962,875)

Net		14,820,216		—		949,915		791,548		(3,452,760)		1,322,613		14,431,532

Software licenses		7,297,177		2,245,027		42,760		(307,955)		—		(494,241)		8,782,768
Accumulated amortization		(1,510,514)		—		—		1,434,129		(2,921,767)		573,554		(2,424,598)

Net		5,786,663		2,245,027		42,760		1,126,174		(2,921,767)		79,313		6,358,170

Content rights		1,862,030		768,888		—		—		—		3,609		2,634,527
Accumulated amortization		(158,555)		—		—		—		(270,191)		—		(428,746)

Net		1,703,475		768,888		—		—		(270,191)		3,609		2,205,781

Total of intangibles, net	Ps.	117,319,788	Ps.	22,521,377	Ps.	1,693,767	Ps.	3,208,169	Ps.	(15,000,875)	Ps.	(4,997,186)	Ps.	124,745,040

Goodwill (Note 12)	Ps.	140,903,391	Ps.	220,124	Ps.	711,723	Ps.	—	Ps.	—	Ps.	(4,721,522)	Ps.	137,113,716

	For the year ended December 31, 2016
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	175,295,775	Ps.	9,129,949	Ps.	360,144	Ps.	1,269,478	Ps.	—	Ps.	56,684,016	Ps.	242,739,362
Accumulated amortization		(84,846,524)		—		—		—		(10,255,271)		(31,606,303)		(126,708,098)

Net		90,449,251		9,129,949		360,144		1,269,478		(10,255,271)		25,077,713		116,031,264

Trademarks		22,824,013		—		101,655		(13,820)		—		4,877,302		27,789,150
Accumulated amortization		(11,523,707)		—		—		—		(330,576)		(3,367,974)		(15,222,257)

Net		11,300,306		—		101,655		(13,820)		(330,576)		1,509,328		12,566,893

Customer relationships		18,394,407		—		1,904,503		—		—		5,946,598		26,245,508
Accumulated amortization		(3,962,875)		—		—		—		(3,231,518)		(5,240,681)		(12,435,074)

Net		14,431,532		—		1,904,503		—		(3,231,518)		705,917		13,810,434

Software licenses		8,782,768		3,854,066		26,871		(829,680)		—		1,040,771		12,874,796
Accumulated amortization		(2,424,598)		(41,185)		(8,367)		829,680		(3,469,461)		(9,809)		(5,123,740)

Net		6,358,170		3,812,881		18,504		—		(3,469,461)		1,030,962		7,751,056

Content rights		2,634,527		2,242,556		—		(217,057)		—		216,272		4,876,298
Accumulated amortization		(428,746)		—		—		(1,612)		(2,236,141)		—		(2,666,499)

Net		2,205,781		2,242,556		—		(218,669)		(2,236,141)		216,272		2,209,799

Total of intangibles, net	Ps.	124,745,040	Ps.	15,185,386	Ps.	2,384,806	Ps.	1,036,989	Ps.	(19,522,967)	Ps.	28,540,192	Ps.	152,369,446

Goodwill (Note 12)	Ps.	137,113,716	Ps.	—	Ps.	3,953,023	Ps.	(356,832)	Ps.	—	Ps.	11,922,728	Ps.	152,632,635

	For the year ended December 31, 2017
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	242,739,362	Ps.	12,347,051	Ps.	53,923	Ps.	(1,037,458)	Ps.	—	Ps.	(6,689,054)	Ps.	247,413,824
Accumulated amortization		(126,708,098)		—		—		244,564		(11,879,489)		4,233,585		(134,109,438)

Net		116,031,264		12,347,051		53,923		(792,894)		(11,879,489)		(2,455,469)		113,304,386

Trademarks		27,789,150		127,823		82,868		(29,804)		—		809,175		28,779,212
Accumulated amortization		(15,222,257)		—		—		34,464		(3,179,461)		(474,151)		(18,841,405)

Net		12,566,893		127,823		82,868		4,660		(3,179,461)		335,024		9,937,807

Customer relationships		26,245,508		—		512,667		(882,338)		—		1,109,877		26,985,714
Accumulated amortization		(12,435,074)		—		—		882,338		(3,769,777)		(806,982)		(16,129,495)

Net		13,810,434		—		512,667		—		(3,769,777)		302,895		10,856,219

Software licenses		12,874,796		3,351,200		—		(1,698,118)		—		527,720		15,055,598
Accumulated amortization		(5,123,740)		—		—		1,212,669		(3,699,363)		(204,727)		(7,815,161)

Net		7,751,056		3,351,200		—		(485,449)		(3,699,363)		322,993		7,240,437

Content rights		4,876,298		2,099,084		—		(63,137)		—		(194,803)		6,717,442
Accumulated amortization		(2,666,499)		—		—		(195,658)		(1,820,092)		165,584		(4,516,665)

Net		2,209,799		2,099,084		—		(258,795)		(1,820,092)		(29,219)		2,200,777

Total of intangibles, net	Ps.	152,369,446	Ps.	17,925,158	Ps.	649,458	Ps.	(1,532,478)	Ps.	(24,348,182)	Ps.	(1,523,776)	Ps.	143,539,626

Goodwill (Note 12)	Ps.	152,632,635	Ps.	—	Ps.	951,348	Ps.	(134,525)	Ps.	—	Ps.	(1,986,226)	Ps.	151,463,232

Summary of Aggregate Carrying Amount of Goodwill

 The aggregate carrying amount of goodwill is allocated as follows:

	December 31,
	2016		2017
Europe (7 countries)	Ps.	52,207,877	Ps.	53,143,542
Brazil (Fixed, wireless and TV)		26,106,623		24,708,740
Puerto Rico		17,463,393		17,463,394
Dominican Republic		14,186,724		14,186,723
Mexico (includes Telmex)		9,936,857		9,852,912
Ecuador		2,155,385		2,155,385
Peru		3,792,950		3,958,110
El Salvador		2,510,596		2,510,577
Chile		2,758,653		2,834,134
Colombia		14,659,892		13,981,033
Other countries		6,853,685		6,668,682

	Ps.	152,632,635	Ps.	151,463,232